Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The gross notional amounts of the Company’s forward contracts are USD denominated. The notional amounts of outstanding forward contracts in USD as of the periods presented were as follows:

	As of December 31,
	2024	2023

	(in thousands)
Derivatives designated as hedging instruments:
Forward contracts	$48,472	$350,000
Total derivative instruments	$48,472	$350,000
The following table represents the unrealized (losses) gains of forward contracts that were designated as hedging instruments, net of tax effects, that were recorded in accumulated other comprehensive income as of December 31, 2024 and 2023, and their effect on other comprehensive income for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
	(in thousands)
Beginning balance	$(2,173)	$—
Amount of net losses recorded in other comprehensive income	(6,440)	(7,205)
Amount of net gains reclassified from other comprehensive income to earnings	350	5,032
Ending balance	$(8,263)	$(2,173)